Severance Pay Obligations, Net - Schedule of Amounts Recognized in the Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Severance pay obligations	$ 469	$ 387
Fair value of plan assets	341	301
Liability in the statements of financial position	$ 128	$ 86